UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03/31/2012


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              04/30/2012
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: 182021000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      299     6510 SH       Sole                     5065              1445
AT&T                           COM              00206r102      234     7486 SH       Sole                     7179               307
Aaron's, Inc.                  COM              002535300      274    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100     3730    60859 SH       Sole                    59024              1835
Ace Limited                    COM              H0023r105     2803    38293 SH       Sole                    36753              1540
Align Technology               COM              016255101     3666   133053 SH       Sole                   128443              4610
Amazon.Com Inc                 COM              023135106     3551    17534 SH       Sole                    16808               726
Apache Petroleum               COM              037411105     3253    32389 SH       Sole                    31064              1325
Apple Computer Corp.           COM              037833100      318      531 SH       Sole                      301               230
BASF Se ADR                    COM              055262505      268     3070 SH       Sole                     3070
BCE Inc                        COM              05534b760      254     6340 SH       Sole                     6340
BHP Billiton Ltd               COM              088606108      360     4970 SH       Sole                     4970
Baker Hughes                   COM              057224107     2179    51962 SH       Sole                    50057              1905
Bed Bath & Beyond              COM              075896100      340     5170 SH       Sole                     5170
Berkshire Hathaway Cl B        COM              084670702     3957    48760 SH       Sole                    47300              1460
British American Tobacco plc   COM              110448107     3973    39250 SH       Sole                    37935              1315
Chevron Texaco Corp.           COM              166764100     4499    41962 SH       Sole                    40602              1360
Citrix Systems                 COM              177376100     2553    32359 SH       Sole                    30994              1365
Clorox Co.                     COM              189054109     3051    44373 SH       Sole                    43698               675
Coca Cola                      COM              191216100      372     5023 SH       Sole                     5023
Cognizant Technology Solutions COM              192446102     1415    18389 SH       Sole                    16934              1455
Colgate-Palmolive Co.          COM              194162103      210     2143 SH       Sole                     2143
ConocoPhillips                 COM              20825C104      203     2665 SH       Sole                     2665
Consumer Discretionary Select  COM              81369y407      720    15974 SH       Sole                    15769               205
Consumer Staples Select Sector COM              81369Y308      722    21185 SH       Sole                    20960               225
Costco Whsl Group              COM              22160K105      349     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     1656    30290 SH       Sole                    28790              1500
Cummins Inc.                   COM              231021106     3509    29233 SH       Sole                    28023              1210
Danaher Corp Del               COM              235851102     4099    73191 SH       Sole                    70801              2390
Edwards Lifesciences           COM              28176e108     1032    14195 SH       Sole                    13295               900
Exxon Mobil                    COM              30231G102      708     8163 SH       Sole                     8163
Financial Select Sector - SPDR COM              81369Y605      823    52096 SH       Sole                    51556               540
General Electric               COM              369604103     3857   192180 SH       Sole                   184805              7375
Google Inc.                    COM              38259p508     6829    10649 SH       Sole                    10314               335
Guggenheim S&P Equal Weight En COM              78355w866      701    10950 SH       Sole                    10820               130
Guggenheim S&P Equal Weight He COM              78355w841      844    11190 SH       Sole                    11045               145
HomeDepot                      COM              437076102     4198    83450 SH       Sole                    79960              3490
IBM                            COM              459200101     4293    20573 SH       Sole                    19926               647
Intercontinental Exchange      COM              45865v100     2802    20391 SH       Sole                    19346              1045
Johnson & Johnson              COM              478160104      436     6609 SH       Sole                     5679               930
Laboratory Corp of America     COM              50540r409     3521    38465 SH       Sole                    37335              1130
MSCI Canada Index - iShares    COM              464286509     3041   107302 SH       Sole                   105652              1650
MSCI Emerging Markets Index Fu COM              464287234     7887   183645 SH       Sole                   181115              2530
MSCI Pacific ex-Japan - iShare COM              464286665     3056    70213 SH       Sole                    69218               995
MSCI Singapore - iShares       COM              464286673     3228   250453 SH       Sole                   247253              3200
MSCI Switzerland - iShares     COM              464286749     4163   166311 SH       Sole                   164156              2155
Monster Beverage Corp          COM              611740101      756    12170 SH       Sole                     9260              2910
NextEra Energy                 COM              65339f101     3959    64817 SH       Sole                    63922               895
Nice Systems Ltd               COM              653656108     2140    54453 SH       Sole                    53633               820
Novartis ADR                   COM              66987V109     3071    55421 SH       Sole                    53556              1865
Occidental Petroleum           COM              674599105     3171    33302 SH       Sole                    32027              1275
Oracle Corp.                   COM              68389X105     3151   108074 SH       Sole                   103999              4075
Patriot Gold Corp              COM              70337f103        1    10000 SH       Sole                    10000
Pepsico Inc.                   COM              713448108     3604    54323 SH       Sole                    52268              2055
Philip Morris Intl Inc.        COM              718172109      252     2840 SH       Sole                     2840
Potash Corp. of Saskatchewan   COM              73755L107      207     4538 SH       Sole                     4538
Procter & Gamble               COM              742718109      500     7435 SH       Sole                     7435
Qualcomm                       COM              747525103     5732    84220 SH       Sole                    81735              2485
Raytheon                       COM              755111507      316     5980 SH       Sole                     5980
Republic Services              COM              760759100     3375   110427 SH       Sole                   108827              1600
Rogers Communication           COM              775109200      216     5430 SH       Sole                     5430
Royal Dutch Shell A ADR        COM              780259206      254     3620 SH       Sole                     3570                50
Russell Mid-Cap Growth - iShar COM              464287481      629    10003 SH       Sole                     8423              1580
Russell Mid-Cap Index Fund - i COM              464287499     5630    50853 SH       Sole                    50038               815
S&P Global Industrial Index -  COM              464288729      661    12180 SH       Sole                    12060               120
S&P Global Technology Index -  COM              464287291     1215    17160 SH       Sole                    16945               215
S&P Global Telecom Sector - iS COM              464287275      259     4582 SH       Sole                     4522                60
Siemens AG ADR                 COM              826197501      350     3474 SH       Sole                     3474
TJX Co Inc.                    COM              872540109     4786   120529 SH       Sole                   117214              3315
Toronto Dominion Bank          COM              891160509     3019    35540 SH       Sole                    34575               965
U.S. Bancorp New               COM              902973304     3948   124623 SH       Sole                   120123              4500
Vanguard Materials             COM              92204a801     2856    34740 SH       Sole                    34230               510
Vanguard Total Stock Market ET COM              922908769      591     8181 SH       Sole                     8002               179
Verizon Communications         COM              92343V104     3715    97173 SH       Sole                    94128              3045
Vodafone Group                 COM              92857W209      400    14460 SH       Sole                    14340               120
YUM! Brands                    COM              988498101     3389    47606 SH       Sole                    45196              2410
Digital Realty Trust           REL              253868103      218     2945 SH       Sole                     2945
Realty Income Corp.            REL              756109104     3533    91223 SH       Sole                    89923              1300
Gold Trust - SPDR              OAS              78463v107    11884    73303 SH       Sole                    72328               975